Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Translated Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Assets and Liabilities Translated Exchange Rates [Abstract]
Period end RMB: USD exchange rate	6.7851		6.9931
Average RMB: USD exchange rate	6.8624	7.1875